CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Installment Loans, fair value	¥ 20,673	¥ 15,361
Investment in securities, measured at fair value	27,367	16,891
Other assets, measured at fair value	37,855	36,038
Policy Liabilities and Policy Account Balances	¥ 795,001	¥ 1,254,483
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,324,058,828	1,323,644,528
Treasury stock, shares	14,544,808	15,001,557
Officer's Compensation Board Incentive Plan
Number of shares held for incentive plans	1,696,217	2,153,800